Leases - Schedule of Maturity Analysis of Expected Undiscounted Cash Flows for Operating Leases on an Annual Basis (Details) - USD ($) $ in Thousands		Nov. 30, 2020	Dec. 01, 2019
Leases [Abstract]
2021		$ 22,634
2022		19,754
2023		13,942
2024		10,387
2025		5,231
Thereafter		11,187
Total payments		83,135
Less: imputed interest	[1]	6,950
Total present value of lease payments		$ 76,185	$ 70,567

[1]	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.